Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	U.S. Equity Fund Investment Class GUSIX Service Class GUSSX
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Long-term growth of capital.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees that you may pay if you buy and hold shares of the Fund.
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment):
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment).
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	January 28, 2013
Expense Example	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeemed all of your shares at the end of those periods or continued to hold them. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same, taking into account the fee waiver in the first year only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Expense Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 44% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	44.00%
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund seeks to achieve its investment objective by investing at least 80% of its net assets under normal circumstances in equity securities of U.S. companies, such as common and preferred stocks. A U.S. company is a company that generates at least 50% of its revenues or profits from business activities in the U.S., or at least 50% of its assets are situated in the U.S., or the principal trading market for its securities is in the U.S.

The portfolio managers combine various investment management styles, which may include core, growth and value, designed to produce a broadly diversified portfolio. As a result, the portfolio typically has characteristics similar to the Standard & Poor’s 500 Index (S&P 500® Index), including average market capitalization and dividend yield potential. Stock selection is key to the performance of the Fund.

Through fundamental company research involving analyzing financial statements and other information about a company, the portfolio managers primarily seek to identify securities of large and medium sized companies (meaning companies with a market capitalization of $2 billion or more) with characteristics such as:

• low valuations in relation to their peers, the market, their historical valuation or their growth rate

• financial strength (favorable debt ratios and other financial characteristics)

• high quality management focused on generating shareholder value

The portfolio managers may consider selling a security when one of these characteristics no longer applies, or when valuation becomes excessive and more attractive alternatives are identified.

The Fund also may invest to a lesser extent in securities of foreign (non-U.S.) issuers and debt securities. The portfolio managers may also invest in various types of derivatives to gain exposure to certain types of securities as an alternative to investing directly in such securities.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The principal risks of investing in the Fund are:

Securities Market Risk is the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting particular companies or the securities markets generally. A general downturn in the securities market may cause multiple asset classes to decline in value simultaneously, although equity securities generally have greater price volatility than fixed income securities. Negative conditions and price declines may occur unexpectedly and dramatically. In addition, the Fund could be forced to sell portfolio securities at an inopportune time in order to meet unusually large or frequent redemption requests in times of overall market turmoil or declining prices for the securities.

Growth Investing Risk is the risk of investing in growth stocks that may be more volatile than other stocks because they are more sensitive to investor perceptions of the issuing company’s growth potential. Growth-oriented funds will typically underperform when value investing is in favor.

Value Investing Risk is the risk of investing in undervalued stocks that may not realize their perceived value for extended periods of time or may never realize their perceived value. Value stocks may respond differently to market and other developments than other types of stocks. Value-oriented funds will typically underperform when growth investing is in favor.

Mid-Cap Company Risk is the risk that investing in the securities of mid-cap companies could entail greater risks than investments in larger, more established companies. Mid-cap companies tend to have more narrow product lines, more limited financial resources and a more limited trading market for their stocks, as compared with larger companies. As a result, their stock prices may decline significantly as market conditions change.

Foreign Investment Risk is the risk that investing in securities of foreign (non-U.S.) issuers may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, nationalization, expropriation or confiscatory taxation, currency blockages and political changes or diplomatic developments. The costs of investing in many foreign markets are higher than the U.S. and investments may be less liquid.

Currency Risk is the risk that the dollar value of foreign investments will change in response to changes in currency exchange rates. If a foreign currency weakens against the U.S. dollar, the U.S. dollar value of an investment denominated in that currency would also decline.

Credit Risk is the risk that the issuer or guarantor of a fixed income security, or the counterparty of a derivatives contract or repurchase agreement, is unable or unwilling (or is perceived to be unable or unwilling) to make timely payment of principal and/or interest, or to otherwise honor its obligations.

Interest Rate Risk is the risk that fixed income securities will decline in value because of changes in interest rates. A fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration.

Derivatives Risk is a combination of several risks, including the risks that: (1) an investment in a derivative instrument will not correlate well with the performance of the securities or asset class to which the Fund seeks exposure, (2) a derivative instrument entailing leverage may result in a loss greater than the principal amount invested, and (3) derivatives not traded on an exchange may be subject to credit risk, as well as liquidity risk and the related risk that the instrument is difficult or impossible to value accurately. The methodology the Fund uses to establish the fair value of a derivative may result in a value materially different from the value obtained using an alternative methodology.

It is possible to lose money on an investment in the Fund, and this risk of loss may be heightened if you hold shares of the Fund for a shorter period. An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	It is possible to lose money on an investment in the Fund, and this risk of loss may be heightened if you hold shares of the Fund for a shorter period.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and the Average Annual Total Returns table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compare with the returns of a broad-based securities market index. Past performance assumes the reinvestment of all dividend income and capital gains distributions. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. For updated performance information, please visit the Fund’s website at www.geam.com or call 1-800-242-0134.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and the Average Annual Total Returns table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compare with the returns of a broad-based securities market index.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.geam.com
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-242-0134
Annual Total Returns	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns (%)
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock	The bar chart shows the performance of the Fund’s Investment Class shares.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Highest/Lowest quarterly results during this time period were: Highest 18.96% (quarter ended June 30, 2009) Lowest -23.60% (quarter ended December 31, 2008)
Average Annual Total Return	rr_AverageAnnualReturnAbstract
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (%) (for the periods ended December 31, 2011)
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Investment Class shares only and after-tax returns for Service Class shares will vary.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Investment Class shares only and after-tax returns for Service Class shares will vary.
Investment Class
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees (fees paid directly from your investment)	rr_ShareholderFeeOther	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Management Fees	rr_ManagementFeesOverAssets	0.37%	[1]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets
Other Expenses	rr_OtherExpensesOverAssets
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.38%
Expenses Reimbursed/Fees Waived by Adviser	rr_FeeWaiverOrReimbursementOverAssets	0.01%	[2]
Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.37%
Expense Example	rr_ExpenseExampleAbstract
1 Year	rr_ExpenseExampleYear01	38
3 Years	rr_ExpenseExampleYear03	121
5 Years	rr_ExpenseExampleYear05	212
10 Years	rr_ExpenseExampleYear10	479
Annual Total Returns	rr_BarChartTableAbstract
2002	rr_AnnualReturn2002	(19.10%)
2003	rr_AnnualReturn2003	23.66%
2004	rr_AnnualReturn2004	8.42%
2005	rr_AnnualReturn2005	2.78%
2006	rr_AnnualReturn2006	16.41%
2007	rr_AnnualReturn2007	8.12%
2008	rr_AnnualReturn2008	(35.70%)
2009	rr_AnnualReturn2009	32.32%
2010	rr_AnnualReturn2010	10.56%
2011	rr_AnnualReturn2011	(2.39%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	18.96%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(23.60%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Service Class
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees (fees paid directly from your investment)	rr_ShareholderFeeOther	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Management Fees	rr_ManagementFeesOverAssets	0.37%	[1]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.63%
Expenses Reimbursed/Fees Waived by Adviser	rr_FeeWaiverOrReimbursementOverAssets	0.01%	[2]
Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.62%
Expense Example	rr_ExpenseExampleAbstract
1 Year	rr_ExpenseExampleYear01	63
3 Years	rr_ExpenseExampleYear03	201
5 Years	rr_ExpenseExampleYear05	350
10 Years	rr_ExpenseExampleYear10	785
Return Before Taxes | Investment Class
Average Annual Total Return	rr_AverageAnnualReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(2.39%)
5 Years	rr_AverageAnnualReturnYear05	(0.14%)
10 Years	rr_AverageAnnualReturnYear10	2.57%
Since Inception	rr_AverageAnnualReturnSinceInception	4.26%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 25, 1997
Return Before Taxes | Service Class
Average Annual Total Return	rr_AverageAnnualReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(2.69%)
5 Years	rr_AverageAnnualReturnYear05	(0.25%)
10 Years	rr_AverageAnnualReturnYear10	2.38%
Since Inception	rr_AverageAnnualReturnSinceInception	1.53%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 03, 2001
Return After Taxes on Distributions | Investment Class
Average Annual Total Return	rr_AverageAnnualReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(2.80%)
5 Years	rr_AverageAnnualReturnYear05	(0.97%)
10 Years	rr_AverageAnnualReturnYear10	1.85%
Since Inception	rr_AverageAnnualReturnSinceInception	3.36%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 25, 1997
Return After Taxes on Distributions and Sale of Fund Shares | Investment Class
Average Annual Total Return	rr_AverageAnnualReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(1.55%)
5 Years	rr_AverageAnnualReturnYear05	(0.43%)
10 Years	rr_AverageAnnualReturnYear10	1.91%
Since Inception	rr_AverageAnnualReturnSinceInception	3.32%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 25, 1997
S&P 500 Index (does not reflect fees, expenses or taxes)
Average Annual Total Return	rr_AverageAnnualReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	2.11%
5 Years	rr_AverageAnnualReturnYear05	(0.25%)
10 Years	rr_AverageAnnualReturnYear10	2.92%
Since Inception	rr_AverageAnnualReturnSinceInception	3.80%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 30, 1997

[1]	The Fund's management fee is a "unitary" fee that includes most operating expenses payable by the Fund. The rate fluctuates based upon the average daily net assets of the Fund, and may be higher or lower than shown above.
[2]	GE Asset Management has entered into a contractual arrangement with the Fund to waive a portion of its management fee in an amount equal to the management fees paid by the Fund to GE Asset Management on the Fund's cash holdings invested in the GE Institutional Money Market Fund, if any. Such waiver is effective through January 28, 2013, and this agreement can only be changed or terminated with the approval of the GE Institutional Fund's Board of Trustees and GE Asset Management.